Stockholders' Equity (Deficit) - Schedule of Restricted Stock Unit Activty (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Outstanding, Beginning | shares
RSU, exercisable, Beginning | shares
RSU, Granted | shares	34,000
RSU, Exercised | shares
RSU, Forfeited/Cancelled | shares
Outstanding, Ending | shares	34,000
RSU, Exercisable, Ending | shares	8,500
Weighted Average Exercise Price, Outstanding, Beginning | $ / shares
Weighted Average Exercise Price, Exercisable, Beginning | $ / shares
Weighted Average Exercise Price, Granted | $ / shares	4.53
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Exercise Price, Forfeited/cancelled | $ / shares
Weighted Average Exercise Price, Outstanding, Ending | $ / shares	4.53
Weighted Average Exercise Price, Exercisable, Ending | $ / shares	$ 4.53